Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Statements Of Comprehensive Loss
Net loss	$ (22,809)	$ (14,545)	$ (20,018)	$ (35,201)	$ (22,969)
Other comprehensive income (loss):
Foreign currency translation adjustments	57	(72)	(107)	(207)	(82)
Comprehensive loss	$ (22,752)	$ (14,617)	$ (20,125)	$ (35,408)	$ (23,051)